F/m 2-Year Investment Grade Corporate Bond ETF
Schedule of Investments
November 30, 2025 (Unaudited)

CORPORATE BONDS - 98.4%	Par	Value
Communications - 3.6%
Alphabet, Inc., 0.80%, 08/15/2027	$52,000	$49,636
AT&T, Inc., 1.65%, 02/01/2028	52,000	49,452
Booking Holdings, Inc., 3.55%, 03/15/2028	50,000	49,612
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.20%, 03/15/2028	50,000	49,720
Comcast Corp., 5.35%, 11/15/2027	46,000	47,236
Cox Communications, Inc., 3.50%, 08/15/2027 (a)	50,000	49,395
Expedia Group, Inc., 4.63%, 08/01/2027	48,000	48,310
Meta Platforms, Inc., 3.50%, 08/15/2027	40,000	39,870
Netflix, Inc., 4.88%, 04/15/2028	46,000	47,020
Paramount Global, 3.38%, 02/15/2028	50,000	48,856
TELUS Corp., 3.70%, 09/15/2027	50,000	49,626
T-Mobile USA, Inc., 4.95%, 03/15/2028	48,000	48,923
VeriSign, Inc., 4.75%, 07/15/2027	49,000	48,999
Verizon Communications, Inc., 2.10%, 03/22/2028	52,000	49,861
Walt Disney Co., 2.20%, 01/13/2028	52,000	50,387
		726,903

Consumer Discretionary - 8.6%
Amazon.com, Inc., 4.55%, 12/01/2027	49,000	49,754
American Honda Finance Corp., 4.55%, 07/09/2027	48,000	48,436
AutoNation, Inc., 3.80%, 11/15/2027	49,000	48,568
AutoZone, Inc., 4.50%, 02/01/2028	48,000	48,553
BMW US Capital LLC, 4.15%, 08/11/2027 (a)	50,000	50,122
BorgWarner, Inc., 2.65%, 07/01/2027	50,000	48,948
Cintas Corp. No 2, 4.20%, 05/01/2028	46,000	46,256
Darden Restaurants, Inc., 4.35%, 10/15/2027	41,000	41,177
Delta Air Lines, Inc., 4.38%, 04/19/2028	48,000	48,103
DR Horton, Inc., 1.40%, 10/15/2027	52,000	49,687
eBay, Inc., 5.95%, 11/22/2027	47,000	48,699
ERAC USA Finance LLC, 4.60%, 05/01/2028 (a)	46,000	46,667
General Motors Financial Co., Inc., 5.00%, 07/15/2027	48,000	48,582
Hasbro, Inc., 3.50%, 09/15/2027	51,000	50,411
Home Depot, Inc., 4.88%, 06/25/2027	48,000	48,791
Hyatt Hotels Corp., 5.05%, 03/30/2028	48,000	48,837
Hyundai Capital America, 4.88%, 06/23/2027 (a)	48,000	48,494
Las Vegas Sands Corp., 5.90%, 06/01/2027	48,000	48,884
Lear Corp., 3.80%, 09/15/2027	50,000	49,641
Leggett & Platt, Inc., 3.50%, 11/15/2027	50,000	48,986
Leland Stanford Junior University, 1.29%, 06/01/2027	52,000	50,161
Lennar Corp., 4.75%, 11/29/2027	47,000	47,373
Lowe's Cos., Inc., 3.95%, 10/15/2027	50,000	49,945
Marriott International, Inc./MD, 4.20%, 07/15/2027	50,000	50,141
Masco Corp., 1.50%, 02/15/2028	52,000	49,027
Mattel, Inc., 5.88%, 12/15/2027 (a)	48,000	48,032
McDonald's Corp., 3.50%, 07/01/2027	49,000	48,661
Meritage Homes Corp., 5.13%, 06/06/2027	47,000	47,287
O'Reilly Automotive, Inc., 3.60%, 09/01/2027	50,000	49,643
Royal Caribbean Cruises Ltd., 5.38%, 07/15/2027 (a)	47,000	47,363
Southwest Airlines Co., 5.13%, 06/15/2027	49,000	49,550
Stanley Black & Decker, Inc., 6.00%, 03/06/2028	48,000	49,776
Starbucks Corp., 3.50%, 03/01/2028	50,000	49,493
Tapestry, Inc., 4.13%, 07/15/2027	49,000	48,907
Toll Brothers Finance Corp., 4.35%, 02/15/2028	50,000	50,189
Toyota Motor Corp., 4.19%, 06/30/2027	49,000	49,282
		1,752,426

Consumer Staples - 7.9%
7-Eleven, Inc., 1.30%, 02/10/2028 (a)	52,000	48,943
Alimentation Couche-Tard, Inc., 3.55%, 07/26/2027 (a)	50,000	49,620
Altria Group, Inc., 4.88%, 02/04/2028	48,000	48,825
BAT International Finance PLC, 4.45%, 03/16/2028	50,000	50,383
Bunge Ltd. Finance Corp., 4.10%, 01/07/2028	48,000	48,119
Cargill, Inc., 4.63%, 02/11/2028 (a)	48,000	48,751
Church & Dwight Co., Inc., 3.15%, 08/01/2027	50,000	49,406
Clorox Co., 3.10%, 10/01/2027	49,000	48,304
Coca-Cola Co., 1.50%, 03/05/2028	52,000	49,629
Colgate-Palmolive Co., 4.60%, 03/01/2028	48,000	48,886
Conagra Brands, Inc., 1.38%, 11/01/2027	52,000	49,301
Constellation Brands, Inc., 4.35%, 05/09/2027	48,000	48,183
Costco Wholesale Corp., 1.38%, 06/20/2027	52,000	50,253
Dollar General Corp., 4.63%, 11/01/2027	49,000	49,385
General Mills, Inc., 4.20%, 04/17/2028	48,000	48,147
Heineken NV, 3.50%, 01/29/2028 (a)	50,000	49,574
Hershey Co., 4.55%, 02/24/2028	48,000	48,806
J M Smucker Co., 3.38%, 12/15/2027	49,000	48,442
Kellanova, 3.40%, 11/15/2027	48,000	47,550
Kenvue, Inc., 5.05%, 03/22/2028	48,000	49,103
Keurig Dr Pepper, Inc., 3.43%, 06/15/2027	50,000	49,508
Kimberly-Clark Corp., 1.05%, 09/15/2027	53,000	50,554
Kraft Heinz Foods Co., 3.88%, 05/15/2027	48,000	47,821
Kroger Co., 3.70%, 08/01/2027	50,000	49,804
Mars, Inc., 4.60%, 03/01/2028 (a)	48,000	48,619
McCormick & Co., Inc., 3.40%, 08/15/2027	50,000	49,511
PepsiCo, Inc., 4.45%, 02/07/2028	48,000	48,725
Philip Morris International, Inc., 4.13%, 04/28/2028	48,000	48,195
Procter & Gamble Co., 3.95%, 01/26/2028	48,000	48,314
Sysco Corp., 3.25%, 07/15/2027	50,000	49,402
The Campbell's Co., 4.15%, 03/15/2028	50,000	50,111
Tyson Foods, Inc., 3.55%, 06/02/2027	40,000	39,657
Walmart, Inc., 3.90%, 04/15/2028	48,000	48,302
		1,608,133

Energy - 9.0%
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc., 3.34%, 12/15/2027	49,000	48,429
Boardwalk Pipelines LP, 4.45%, 07/15/2027	49,000	49,137
BP Capital Markets America, Inc., 5.02%, 11/17/2027	48,000	48,990
Canadian Natural Resources Ltd., 3.85%, 06/01/2027	49,000	48,793
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027	49,000	49,492
Chevron USA, Inc., 3.95%, 08/13/2027	48,000	48,218
Continental Resources, Inc., 4.38%, 01/15/2028	49,000	48,834
Coterra Energy, Inc., 3.90%, 05/15/2027	49,000	48,797
DCP Midstream Operating LP, 5.63%, 07/15/2027	48,000	48,975
Devon Energy Corp., 5.25%, 10/15/2027	50,000	50,001
Enbridge, Inc., 3.70%, 07/15/2027	48,000	47,687
Energy Transfer LP, 5.55%, 02/15/2028	48,000	49,400
Eni USA, Inc., 7.30%, 11/15/2027	46,000	48,620
Enterprise Products Operating LLC, 5.38% to 02/15/2028 then 3 mo. Term SOFR + 2.83%, 02/15/2078	40,000	39,863
EQT Corp., 6.50%, 07/01/2027	48,000	49,034
Equinor ASA, 7.25%, 09/23/2027	44,000	46,659
Gray Oak Pipeline LLC, 3.45%, 10/15/2027 (a)	49,000	48,378
Helmerich & Payne, Inc., 4.65%, 12/01/2027	48,000	48,357
HF Sinclair Corp., 5.00%, 02/01/2028	48,000	48,045
Kinder Morgan, Inc., 4.30%, 03/01/2028	48,000	48,274
Marathon Petroleum Corp., 3.80%, 04/01/2028	48,000	47,668
MPLX LP, 4.25%, 12/01/2027	49,000	49,113
NGPL PipeCo LLC, 4.88%, 08/15/2027 (a)	49,000	49,123
Occidental Petroleum Corp., 5.00%, 08/01/2027	49,000	49,896
ONEOK, Inc., 4.25%, 09/24/2027	49,000	49,115
Patterson-UTI Energy, Inc., 3.95%, 02/01/2028	50,000	49,193
Phillips 66 Co., 4.95%, 12/01/2027	48,000	48,835
Sabal Trail Transmission LLC, 4.25%, 05/01/2028 (a)	48,000	47,697
Sabine Pass Liquefaction LLC, 4.20%, 03/15/2028	50,000	50,083
Schlumberger Holdings Corp., 5.00%, 05/29/2027 (a)	47,000	47,604
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027	48,000	48,366
Targa Resources Corp., 5.20%, 07/01/2027	48,000	48,763
TC PipeLines LP, 3.90%, 05/25/2027	49,000	48,814
Texas Eastern Transmission LP, 3.50%, 01/15/2028 (a)	50,000	49,403
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/2028	50,000	49,943
Valero Energy Corp., 2.15%, 09/15/2027	51,000	49,257
Western Midstream Operating LP, 4.50%, 03/01/2028	40,000	40,146
Woodside Finance Ltd., 3.70%, 03/15/2028 (a)	50,000	49,398
		1,836,400

Financials - 27.1%(b)
Aircastle Ltd., 2.85%, 01/26/2028 (a)	52,000	50,452
Alexandria Real Estate Equities, Inc., 3.95%, 01/15/2028	40,000	39,779
Ally Financial, Inc., 7.10%, 11/15/2027	46,000	48,173
American Express Co., 4.73% to 04/25/2028 then SOFR + 1.26%, 04/25/2029	48,000	48,797
American Homes 4 Rent LP, 4.25%, 02/15/2028	40,000	40,078
American International Group, Inc., 5.75% (3 mo. LIBOR US + 2.87%), 04/01/2048 (c)	46,000	46,772
American National Group, Inc., 5.00%, 06/15/2027	48,000	48,317
American Tower Corp., 5.50%, 03/15/2028	48,000	49,394
Andrew W Mellon Foundation, 0.95%, 08/01/2027	53,000	50,634
Aon Corp. / Aon Global Holdings PLC, 2.85%, 05/28/2027	50,000	49,123
Ares Capital Corp., 2.88%, 06/15/2027	50,000	48,816
Ares Strategic Income Fund, 5.70%, 03/15/2028	48,000	48,624
Arthur J Gallagher & Co., 4.60%, 12/15/2027	49,000	49,474
Assurant, Inc., 4.90%, 03/27/2028	48,000	48,613
Athene Global Funding, 5.35%, 07/09/2027 (a)	47,000	47,698
AvalonBay Communities, Inc., 3.20%, 01/15/2028	50,000	49,234
Aviation Capital Group LLC, 6.25%, 04/15/2028 (a)	46,000	47,852
Avolon Holdings Funding Ltd., 4.95%, 01/15/2028 (a)	48,000	48,566
AXIS Specialty Finance PLC, 4.00%, 12/06/2027	49,000	48,786
Bank of America Corp., 4.98% to 01/24/2028 then SOFR + 0.83%, 01/24/2029	49,000	49,916
Bank of Montreal, 4.06% to 09/22/2027 then SOFR + 0.75%, 09/22/2028	50,000	50,011
Bank of New York Mellon Corp., 4.44% to 06/09/2027 then SOFR + 0.68%, 06/09/2028	48,000	48,328
Bank of Nova Scotia, 4.04% to 09/15/2027 then SOFR + 0.76%, 09/15/2028	50,000	49,935
BlackRock Funding, Inc., 4.60%, 07/26/2027	48,000	48,607
Blackstone Holdings Finance Co. LLC, 5.90%, 11/03/2027 (a)	47,000	48,521
Blackstone Private Credit Fund, 4.95%, 09/26/2027	41,000	41,253
Blackstone Secured Lending Fund, 5.35%, 04/13/2028	48,000	48,476
Blue Owl Credit Income Corp., 7.75%, 09/16/2027	47,000	48,727
Blue Owl Technology Finance Corp., 6.10%, 03/15/2028 (a)	48,000	48,113
Boston Properties LP, 6.75%, 12/01/2027	46,000	48,158
Brighthouse Financial, Inc., 3.70%, 06/22/2027	48,000	46,932
Brixmor Operating Partnership LP, 2.25%, 04/01/2028	50,000	47,936
Brookfield Finance, Inc., 3.90%, 01/25/2028	48,000	47,811
Canadian Imperial Bank of Commerce, 4.24% to 09/08/2027 then SOFR + 0.60%, 09/08/2028	50,000	50,124
Capital One Financial Corp., 5.47% to 02/01/2028 then SOFR + 2.08%, 02/01/2029	48,000	49,267
Charles Schwab Corp., 2.00%, 03/20/2028	52,000	49,937
CNA Financial Corp., 3.45%, 08/15/2027	50,000	49,449
CNO Global Funding, 4.88%, 12/10/2027 (a)	49,000	49,581
Corebridge Global Funding, 4.90%, 01/07/2028 (a)	49,000	49,770
Crown Castle, Inc., 5.00%, 01/11/2028	48,000	48,724
Digital Realty Trust LP, 5.55%, 01/15/2028	47,000	48,374
DOC DR LLC, 3.95%, 01/15/2028	40,000	39,773
Empower Finance 2020 LP, 1.36%, 09/17/2027 (a)	52,000	49,646
EPR Properties, 4.95%, 04/15/2028	48,000	48,396
Equinix, Inc., 1.55%, 03/15/2028	52,000	49,148
Equitable America Global Funding, 3.95%, 09/15/2027 (a)	50,000	49,928
ERP Operating LP, 3.50%, 03/01/2028	50,000	49,488
Essex Portfolio LP, 1.70%, 03/01/2028	52,000	49,310
Extra Space Storage LP, 3.88%, 12/15/2027	49,000	48,768
F&G Global Funding, 5.88%, 06/10/2027 (a)	47,000	47,994
Fairfax Financial Holdings Ltd., 4.85%, 04/17/2028	48,000	48,556
Federal Realty OP LP, 5.38%, 05/01/2028	46,000	47,238
Fidelity National Information Services, Inc., 1.65%, 03/01/2028	52,000	49,186
Fifth Third Bancorp, 6.36% to 10/27/2027 then SOFR + 2.19%, 10/27/2028	39,000	40,604
First-Citizens Bank & Trust Co., 6.13%, 03/09/2028	48,000	49,781
Fiserv, Inc., 5.45%, 03/02/2028	48,000	49,102
FS KKR Capital Corp., 3.25%, 07/15/2027	51,000	49,119
GATX Corp., 3.50%, 03/15/2028	50,000	49,247
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP, 3.75%, 12/15/2027 (a)	48,000	46,589
Global Payments, Inc., 4.95%, 08/15/2027	49,000	49,442
Goldman Sachs Group, Inc., 4.48% to 08/23/2027 then SOFR + 1.73%, 08/23/2028	48,000	48,313
Goodman US Finance Three LLC, 3.70%, 03/15/2028 (a)	50,000	49,498
Guardian Life Global Funding, 5.55%, 10/28/2027 (a)	47,000	48,373
HAT Holdings I LLC / HAT Holdings II LLC, 8.00%, 06/15/2027 (a)	47,000	48,757
Healthcare Realty Holdings LP, 3.75%, 07/01/2027	49,000	48,615
Highwoods Realty LP, 4.13%, 03/15/2028	50,000	49,501
HPS Corporate Lending Fund, 5.30%, 06/05/2027 (a)	39,000	39,198
Huntington Bancshares, Inc., 4.44% (SOFR + 1.97%), 08/04/2028	48,000	48,239
Intercontinental Exchange, Inc., 4.00%, 09/15/2027	50,000	50,045
Jefferies Financial Group, Inc., 6.45%, 06/08/2027	47,000	48,379
JPMorgan Chase & Co., 4.92% (SOFR + 0.80%), 01/24/2029	49,000	49,937
Kimco Realty OP LLC, 1.90%, 03/01/2028	52,000	49,623
Lincoln National Corp., 3.80%, 03/01/2028	40,000	39,731
LPL Holdings, Inc., 4.90%, 04/03/2028	48,000	48,684
Macquarie Airfinance Holdings Ltd., 5.20%, 03/27/2028 (a)	48,000	48,861
Macquarie Bank Ltd., 5.27%, 07/02/2027 (a)	48,000	49,032
Main Street Capital Corp., 6.50%, 06/04/2027	48,000	49,004
Manulife Financial Corp., 2.48%, 05/19/2027	50,000	48,944
Markel Group, Inc., 3.50%, 11/01/2027	49,000	48,412
Marsh & McLennan Cos., Inc., 4.55%, 11/08/2027	49,000	49,551
Mastercard, Inc., 4.55%, 03/15/2028	48,000	48,849
Mid-America Apartments LP, 3.60%, 06/01/2027	43,000	42,795
New Mountain Finance Corp., 6.20%, 10/15/2027	48,000	48,805
New York Life Global Funding, 4.40%, 04/25/2028 (a)	48,000	48,559
NNN REIT, Inc., 3.50%, 10/15/2027	49,000	48,523
Northern Trust Corp., 4.00%, 05/10/2027	49,000	49,071
Northwestern Mutual Global Funding, 4.49%, 03/21/2028 (a)	48,000	48,624
Omega Healthcare Investors, Inc., 4.75%, 01/15/2028	49,000	49,421
ORIX Corp., 5.00%, 09/13/2027	49,000	49,810
Pacific Life Global Funding II, 4.45%, 05/01/2028 (a)	46,000	46,545
PayPal Holdings, Inc., 4.45%, 03/06/2028	48,000	48,598
Penske Truck Leasing Co. Lp / PTL Finance Corp., 5.55%, 05/01/2028 (a)	46,000	47,374
Prologis LP, 3.38%, 12/15/2027	50,000	49,519
Public Storage Operating Co., 1.85%, 05/01/2028	50,000	47,656
Realty Income Corp., 2.10%, 03/15/2028	52,000	49,861
Regency Centers LP, 4.13%, 03/15/2028	50,000	50,064
RenaissanceRe Finance, Inc., 3.45%, 07/01/2027	49,000	48,340
Royal Bank of Canada, 4.00% to 11/03/2027 then SOFR + 0.70%, 11/03/2028	48,000	47,923
Sammons Financial Group Global Funding, 5.05%, 01/10/2028 (a)	49,000	49,773
Santander Holdings USA, Inc., 5.47% (SOFR + 1.61%), 03/20/2029	48,000	49,018
Simon Property Group LP, 1.75%, 02/01/2028	52,000	49,703
State Street Corp., 4.54%, 02/28/2028	46,000	46,694
Store Capital LLC, 4.50%, 03/15/2028	50,000	50,042
Tanger Properties LP, 3.88%, 07/15/2027	40,000	39,754
Toronto-Dominion Bank, 4.86%, 01/31/2028	48,000	48,838
UDR, Inc., 3.50%, 01/15/2028	50,000	49,382
Ventas Realty LP, 4.00%, 03/01/2028	40,000	39,901
VICI Properties LP, 4.75%, 04/01/2028	48,000	48,527
Visa, Inc., 0.75%, 08/15/2027	53,000	50,499
Voya Financial, Inc., 4.70% to 01/23/2028 then 3 mo. LIBOR US + 2.08%, 01/23/2048 (c)	51,000	48,227
Wells Fargo & Co., 4.97% (SOFR + 1.37%), 04/23/2029	46,000	46,902
Welltower OP LLC, 4.25%, 04/15/2028	48,000	48,367
Westpac Banking Corp., 5.46%, 11/18/2027	47,000	48,477
Weyerhaeuser Co., 6.95%, 10/01/2027	38,000	39,956
Willis North America, Inc., 4.65%, 06/15/2027	48,000	48,336
		5,521,877

Health Care - 8.6%
Abbott Laboratories, 1.15%, 01/30/2028	52,000	49,270
AbbVie, Inc., 4.65%, 03/15/2028	48,000	48,802
Agilent Technologies, Inc., 4.20%, 09/09/2027	49,000	49,136
Amgen, Inc., 5.15%, 03/02/2028	48,000	49,131
Astrazeneca Finance LLC, 4.88%, 03/03/2028	48,000	49,110
Bayer Corp., 6.65%, 02/15/2028 (a)	46,000	48,205
Becton Dickinson & Co., 4.69%, 02/13/2028	48,000	48,618
Boston Scientific Corp., 4.00%, 03/01/2028	50,000	50,163
Bristol-Myers Squibb Co., 1.13%, 11/13/2027	52,000	49,507
Cardinal Health, Inc., 3.41%, 06/15/2027	49,000	48,540
Cencora, Inc., 4.63%, 12/15/2027	49,000	49,614
Centene Corp., 4.25%, 12/15/2027	50,000	49,386
Cigna Group, 3.05%, 10/15/2027	49,000	48,207
CommonSpirit Health, 6.07%, 11/01/2027	47,000	48,568
CVS Health Corp., 1.30%, 08/21/2027	53,000	50,537
Elevance Health, Inc., 4.10%, 03/01/2028	40,000	40,016
Eli Lilly & Co., 4.55%, 02/12/2028	48,000	48,868
Gilead Sciences, Inc., 1.20%, 10/01/2027	52,000	49,664
HCA, Inc., 5.00%, 03/01/2028	48,000	48,922
Humana, Inc., 5.75%, 03/01/2028	48,000	49,603
Illumina, Inc., 5.75%, 12/13/2027	48,000	49,287
Johnson & Johnson, 4.55%, 03/01/2028	48,000	48,883
Laboratory Corp. of America Holdings, 3.60%, 09/01/2027	50,000	49,697
McKesson Corp., 3.95%, 02/16/2028	40,000	40,029
Medtronic Global Holdings SCA, 4.25%, 03/30/2028	50,000	50,341
Merck & Co., Inc., 3.85%, 09/15/2027	50,000	50,140
Novartis Capital Corp., 3.10%, 05/17/2027	48,000	47,605
Quest Diagnostics, Inc., 4.60%, 12/15/2027	48,000	48,585
Royalty Pharma PLC, 1.75%, 09/02/2027	52,000	49,917
Sanofi SA, 3.75%, 11/03/2027	48,000	48,070
SSM Health Care Corp., 3.82%, 06/01/2027	50,000	49,904
Stryker Corp., 4.70%, 02/10/2028	48,000	48,762
Thermo Fisher Scientific, Inc., 4.80%, 11/21/2027	48,000	48,866
UnitedHealth Group, Inc., 5.25%, 02/15/2028	46,000	47,283
Viatris, Inc., 2.30%, 06/22/2027	52,000	50,217
Zoetis, Inc., 3.00%, 09/12/2027	44,000	43,308
		1,744,761

Industrials - 9.7%
3M Co., 2.88%, 10/15/2027	49,000	48,091
ABB Finance USA, Inc., 3.80%, 04/03/2028	48,000	48,242
Allegion US Holding Co., Inc., 3.55%, 10/01/2027	49,000	48,476
Amphenol Corp., 3.80%, 11/15/2027	48,000	47,942
Boeing Co., 3.25%, 02/01/2028	48,000	47,143
Burlington Northern Santa Fe LLC, 3.25%, 06/15/2027	50,000	49,645
Caterpillar Financial Services Corp., 4.40%, 03/03/2028	48,000	48,582
CH Robinson Worldwide, Inc., 4.20%, 04/15/2028	48,000	48,122
CNH Industrial Capital LLC, 4.75%, 03/21/2028	48,000	48,637
CNH Industrial NV, 3.85%, 11/15/2027	48,000	47,808
CSX Corp., 3.80%, 03/01/2028	40,000	39,934
Eaton Corp., 3.10%, 09/15/2027	49,000	48,437
Emerson Electric Co., 1.80%, 10/15/2027	52,000	50,159
FedEx Corp., 3.40%, 02/15/2028	50,000	49,192
General Dynamics Corp., 2.63%, 11/15/2027	50,000	48,951
Honeywell International, Inc., 4.65%, 07/30/2027	48,000	48,594
Howmet Aerospace, Inc., 6.75%, 01/15/2028	46,000	48,615
Hubbell, Inc., 3.50%, 02/15/2028	50,000	49,554
Huntington Ingalls Industries, Inc., 3.48%, 12/01/2027	49,000	48,368
Ingersoll Rand, Inc., 5.20%, 06/15/2027	48,000	48,747
John Deere Capital Corp., 4.65%, 01/07/2028	49,000	49,841
Kirby Corp., 4.20%, 03/01/2028	40,000	39,999
Lennox International, Inc., 1.70%, 08/01/2027	52,000	50,006
Lockheed Martin Corp., 5.10%, 11/15/2027	47,000	48,077
Molex Electronic Technologies LLC, 4.75%, 04/30/2028 (a)	48,000	48,547
Norfolk Southern Corp., 3.15%, 06/01/2027	49,000	48,462
Northrop Grumman Corp., 3.25%, 01/15/2028	50,000	49,277
nVent Finance Sarl, 4.55%, 04/15/2028	48,000	48,298
PACCAR Financial Corp., 4.25%, 06/23/2027	48,000	48,372
Parker-Hannifin Corp., 4.25%, 09/15/2027	50,000	50,339
Quanta Services, Inc., 4.75%, 08/09/2027	47,000	47,483
Regal Rexnord Corp., 6.05%, 04/15/2028	46,000	47,610
Republic Services, Inc., 3.38%, 11/15/2027	49,000	48,584
RTX Corp., 7.20%, 08/15/2027	46,000	48,390
Ryder System, Inc., 5.65%, 03/01/2028	48,000	49,598
Textron, Inc., 3.38%, 03/01/2028	50,000	49,160
Tyco Electronics Group SA, 3.13%, 08/15/2027	49,000	48,467
United Parcel Service, Inc., 3.05%, 11/15/2027	49,000	48,350
Vontier Corp., 2.40%, 04/01/2028	50,000	47,749
Waste Management, Inc., 4.50%, 03/15/2028	48,000	48,666
Xylem, Inc., 1.95%, 01/30/2028	52,000	49,921
		1,978,435

Materials - 5.9%
Air Products and Chemicals, Inc., 1.85%, 05/15/2027	50,000	48,630
Albemarle Corp., 4.65%, 06/01/2027	48,000	48,116
Amcor Flexibles North America, Inc., 4.80%, 03/17/2028	48,000	48,659
Amrize Finance US LLC, 4.70%, 04/07/2028 (a)	48,000	48,594
ArcelorMittal SA, 6.55%, 11/29/2027	45,000	46,840
BHP Billiton Finance USA Ltd., 4.75%, 02/28/2028	48,000	48,806
Carlisle Cos., Inc., 3.75%, 12/01/2027	49,000	48,750
Ecolab, Inc., 5.25%, 01/15/2028	47,000	48,295
Freeport-McMoRan, Inc., 4.13%, 03/01/2028	40,000	39,880
Glencore Funding LLC, 4.91%, 04/01/2028 (a)	46,000	46,839
International Flavors & Fragrances, Inc., 1.83%, 10/15/2027 (a)	52,000	49,709
Kinross Gold Corp., 4.50%, 07/15/2027	49,000	49,008
Martin Marietta Materials, Inc., 3.50%, 12/15/2027	49,000	48,522
Mosaic Co., 4.05%, 11/15/2027	48,000	47,984
Newcastle Coal Infrastructure Group Pty Ltd., 4.40%, 09/29/2027 (a)	43,513	43,437
Nucor Corp., 4.30%, 05/23/2027	49,000	49,235
Nutrien Ltd., 5.20%, 06/21/2027	48,000	48,797
Owens Corning, 5.50%, 06/15/2027	48,000	48,963
Packaging Corp. of America, 3.40%, 12/15/2027	50,000	49,529
PPG Industries, Inc., 3.75%, 03/15/2028	50,000	49,849
Rio Tinto Finance USA PLC, 4.50%, 03/14/2028	48,000	48,573
Sherwin-Williams Co., 4.55%, 03/01/2028	48,000	48,496
Steel Dynamics, Inc., 1.65%, 10/15/2027	51,000	48,771
UPM-Kymmene Oyj, 7.45%, 11/26/2027 (a)	46,000	48,759
WRKCo, Inc., 4.00%, 03/15/2028	50,000	49,950
		1,202,991

Technology - 9.0%
Accenture Capital, Inc., 3.90%, 10/04/2027	41,000	41,108
Adobe, Inc., 4.75%, 01/17/2028	49,000	50,018
Advanced Micro Devices, Inc., 4.32%, 03/24/2028	48,000	48,516
Analog Devices, Inc., 3.45%, 06/15/2027	49,000	48,677
Apple, Inc., 1.20%, 02/08/2028	52,000	49,319
Arrow Electronics, Inc., 3.88%, 01/12/2028	40,000	39,706
Autodesk, Inc., 3.50%, 06/15/2027	49,000	48,668
Avnet, Inc., 6.25%, 03/15/2028	48,000	49,807
Broadcom, Inc., 1.95%, 02/15/2028	50,000	47,945
Cadence Design Systems, Inc., 4.20%, 09/10/2027	49,000	49,198
CDW LLC / CDW Finance Corp., 4.25%, 04/01/2028	48,000	47,779
Cisco Systems, Inc., 4.55%, 02/24/2028	48,000	48,808
Dell International LLC / EMC Corp., 4.75%, 04/01/2028	46,000	46,629
Equifax, Inc., 5.10%, 12/15/2027	48,000	48,843
Flex Ltd., 6.00%, 01/15/2028	47,000	48,551
Hewlett Packard Enterprise Co., 4.05%, 09/15/2027	50,000	49,954
HP, Inc., 4.75%, 01/15/2028	48,000	48,629
Intel Corp., 4.88%, 02/10/2028	48,000	48,735
Intuit, Inc., 1.35%, 07/15/2027	51,000	49,063
Jabil, Inc., 4.25%, 05/15/2027	48,000	48,039
Marvell Technology, Inc., 2.45%, 04/15/2028	50,000	48,113
Microchip Technology, Inc., 4.90%, 03/15/2028	48,000	48,684
Microsoft Corp., 3.40%, 06/15/2027	49,000	48,870
Moody's Corp., 3.25%, 01/15/2028	50,000	49,235
Motorola Solutions, Inc., 4.60%, 02/23/2028	48,000	48,497
NetApp, Inc., 2.38%, 06/22/2027	50,000	48,756
Nokia Oyj, 4.38%, 06/12/2027	49,000	49,100
NXP BV / NXP Funding LLC / NXP USA, Inc., 4.40%, 06/01/2027	48,000	48,191
Open Text Corp., 6.90%, 12/01/2027 (a)	47,000	48,756
Oracle Corp., 2.30%, 03/25/2028	52,000	49,606
QUALCOMM, Inc., 3.25%, 05/20/2027	49,000	48,641
Roper Technologies, Inc., 1.40%, 09/15/2027	53,000	50,628
Salesforce, Inc., 3.70%, 04/11/2028	48,000	47,979
Synopsys, Inc., 4.65%, 04/01/2028	48,000	48,642
Take-Two Interactive Software, Inc., 4.95%, 03/28/2028	48,000	48,880
Teledyne Technologies, Inc., 2.25%, 04/01/2028	50,000	47,932
Texas Instruments, Inc., 4.60%, 02/15/2028	48,000	48,775
VMware LLC, 3.90%, 08/21/2027	48,000	47,919
		1,835,196

Utilities - 9.0%
Alabama Power Co., 3.75%, 09/01/2027	40,000	39,971
Alliant Energy Finance LLC, 5.40%, 06/06/2027 (a)	49,000	49,632
Ameren Corp., 1.75%, 03/15/2028	52,000	49,344
American Electric Power Co., Inc., 5.75%, 11/01/2027	47,000	48,415
American Water Capital Corp., 2.95%, 09/01/2027	41,000	40,336
Arizona Public Service Co., 2.95%, 09/15/2027	51,000	50,168
Atmos Energy Corp., 3.00%, 06/15/2027	49,000	48,412
Berkshire Hathaway Energy Co., 3.25%, 04/15/2028	48,000	47,248
Black Hills Corp., 5.95%, 03/15/2028	48,000	49,774
Brooklyn Union Gas Co., 4.63%, 08/05/2027 (a)	49,000	49,284
CenterPoint Energy Resources Corp., 5.25%, 03/01/2028	48,000	49,224
Consolidated Edison Co. of New York, Inc., 3.13%, 11/15/2027	49,000	48,281
Constellation Energy Generation LLC, 5.60%, 03/01/2028	48,000	49,613
Consumers Energy Co., 4.65%, 03/01/2028	48,000	48,735
DTE Electric Co., 4.25%, 05/14/2027	47,000	47,326
Duke Energy Corp., 5.00%, 12/08/2027	48,000	48,805
Duquesne Light Holdings, Inc., 3.62%, 08/01/2027 (a)	50,000	49,216
Essential Utilities, Inc., 4.80%, 08/15/2027	49,000	49,521
Evergy Kansas Central, Inc., 4.70%, 03/13/2028	48,000	48,550
Eversource Energy, 5.45%, 03/01/2028	48,000	49,155
Exelon Corp., 5.15%, 03/15/2028	48,000	49,072
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028 (a)	46,000	47,030
ITC Holdings Corp., 4.95%, 09/22/2027 (a)	49,000	49,603
National Fuel Gas Co., 3.95%, 09/15/2027	50,000	49,754
National Rural Utilities Cooperative Finance Corp., 4.75%, 02/07/2028	48,000	48,717
NextEra Energy Capital Holdings, Inc., 4.69%, 09/01/2027	48,000	48,508
NiSource, Inc., 5.25%, 03/30/2028	48,000	49,245
NRG Energy, Inc., 2.45%, 12/02/2027 (a)	52,000	50,027
Pacific Gas and Electric Co., 5.45%, 06/15/2027	48,000	48,707
Public Service Enterprise Group, Inc., 5.85%, 11/15/2027	47,000	48,566
Rochester Gas and Electric Corp., 3.10%, 06/01/2027 (a)	49,000	48,427
Sempra, 3.40%, 02/01/2028	48,000	47,286
Southern California Edison Co., 5.30%, 03/01/2028	48,000	48,949
Southwest Gas Corp., 5.45%, 03/23/2028	48,000	49,306
System Energy Resources, Inc., 6.00%, 04/15/2028	46,000	47,756
Virginia Electric and Power Co., 3.75%, 05/15/2027	49,000	48,860
WEC Energy Group, Inc., 4.75%, 01/15/2028	48,000	48,713
Xcel Energy, Inc., 4.75%, 03/21/2028	48,000	48,664
		1,838,200
TOTAL CORPORATE BONDS (Cost $19,978,602)		20,045,322

TOTAL INVESTMENTS - 98.4% (Cost $19,978,602)		20,045,322
Other Assets in Excess of Liabilities - 1.6%		333,579
TOTAL NET ASSETS - 100.0%		$20,378,901

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2025, the value of these securities total $2,662,552 or 13.1% of the Fund’s net assets.

(b)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

F/m 2-Year Investment Grade Corporate Bond ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$20,045,322	$–	$20,045,322
Total Investments	$–	$20,045,322	$–	$20,045,322

Refer to the Schedule of Investments for further disaggregation of investment categories.